UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ ✔ ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2020-HB2, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001796399

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Thomas Buttacavoli

Telephone 212-257-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Schedule Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SHAP 2018-1, LLC
(Sponsor)

By: /s/Thomas Buttacavoli

Name: Thomas Buttacavoli

Title: Vice President

Date: March 20, 2020

Schedule Index

Schedule Number

Schedule 1	Due Diligence Sample Selection
Schedule 2	Data Integrity - MIP Rate
Schedule 3	Data Integrity - Current UPB
Schedule 4	Data Integrity - Current Interest Rate
Schedule 5	Data Integrity - Marketable Title Date
Schedule 6	Data Integrity - Loan Status
Schedule 7	Data Integrity - Maximum Claim Amount
Schedule 8	Data Integrity - Called Due Date
Schedule 9	Data Integrity - UPB at Called Due Date
Schedule 10	Data Integrity - Original Note Rate
Schedule 11	Data Integrity - Margin (for adjustable rate loans)
Schedule 12	Data Integrity - Index (for adjustable rate loans)
Schedule 13	Data Integrity - Debenture Interest Rate
Schedule 14	Data Integrity - Foreclosure First Legal Date
Schedule 15	Data Integrity - Closing Date
Schedule 16	Data Integrity - Amortization Type
Schedule 17	Data Integrity - FHA Case Number
Schedule 18	Data Integrity - Original Principal Limit
Schedule 19	FHA Insurance
Schedule 20	Valuation Integrity
Schedule 21	Property Inspections
Schedule 22	Borrower's Age
Schedule 23	Foreclosure and Bankruptcy Fees
Schedule 24	Property Preservation Fees
Schedule 25	Tax and Insurance Invoice Integrity
Schedule 26	Corporate Invoice Integrity
Schedule 27	Lien Order Alerts
Schedule 28	BPO Ordered
Schedule 29	Tax and Title
Schedule 30	Property Tax Itemized